Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000191479 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000191479 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000191479 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000191479 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000191479 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000191479 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000191479 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000191479 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000191479 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000191479 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000191479 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000191482 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000191482 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000191482 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000191482 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000191482 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000191482 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000191482 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000191482 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000191482 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000191482 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000191482 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000191481 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000191481 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000191481 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000191481 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000191481 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000191481 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000191481 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000191481 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000191481 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000191481 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000191481 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000191478 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000191478 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000191478 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000191478 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000191478 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000191478 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000191478 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000191478 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000191478 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000191478 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000191478 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000191477 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000191477 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000191477 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000191477 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000191477 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000191477 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000191477 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000191477 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000191477 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000191477 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000191477 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000191475 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000191475 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000191475 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000191475 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000191475 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000191475 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000191475 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000191475 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000191475 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000191475 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000191475 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000205626 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000205626 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000205626 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000205626 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000205626 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000205626 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000205626 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000205626 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000205626 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000205626 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000205626 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000205626 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000205626 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000205626 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000205626 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000205626 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000205626 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000205626 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000205626 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000205626 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	56.80%
C000205625 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000205625 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000205625 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000205625 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000205625 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000205625 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000205625 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000205625 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000205625 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000205625 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000205625 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000205625 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000205625 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000205625 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000205625 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000205625 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000205625 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000205625 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000205625 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000205625 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	56.80%
C000205628 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000205628 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000205628 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000205628 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000205628 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000205628 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000205628 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000205628 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000205628 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000205628 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000205628 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000205628 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000205628 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000205628 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000205628 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000205628 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000205628 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000205628 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000205628 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000205628 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	56.80%